Related-Party Transaction - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
iCOMS [Member] | Private Loan [Member]
Related Party Transaction [Line Items]
Loan payable to the general manager on acquisition	$ 199,000
Repayments of loan	0
Director [Member]
Related Party Transaction [Line Items]
Consulting services fees paid	$ 0	$ 8,000